Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Segment $ / shares	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Allowance for loan losses related to commercial, commercial real estate and farm real estate loans	$ 750,000
Number of days reaching which loans are considered for nonaccrual status	90 days
Federal Home Loan Bank par value | $ / shares	$ 100
Reserve amount	$ 0
Number of operating segments | Segment	1
ASU 2018-13 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
ASU 2018-15 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
ASU 2018-17 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
ASU 2018-18 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
ASU 2016-13 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Early Adoption [true false]	true
ASU 2019-05 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Early Adoption [true false]	true
Cash and Cash Equivalents [Member] | Interest Rate Swap [Member]
Significant Accounting Policies [Line Items]
Cash pledged as collateral	$ 11,300,000
Unsecured Debt [Member]
Significant Accounting Policies [Line Items]
Retail loans past due charge off period	90 days
Secured Debt [Member]
Significant Accounting Policies [Line Items]
Residential real estate loans past due assessment of value period	180 days
Other Debt [Member]
Significant Accounting Policies [Line Items]
Loans past due charged down to the net realizable value period	90 days
Maximum [Member]
Significant Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	1.00%	1.00%	1.00%
Original maturities for cash and cash equivalents	90 days
Estimated useful life of intangible assets	12 years
Maximum [Member] | Furniture and Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	7 years
Maximum [Member] | Buildings and Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	50 years
Maximum [Member] | WSP [Member]
Significant Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	1.00%	1.00%	1.00%
Maximum [Member] | CIVB Risk Management, Inc. [Member]
Significant Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	1.00%	1.00%	1.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	5 years
Minimum [Member] | Furniture and Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	3 years
Minimum [Member] | Buildings and Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	7 years